UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             04/29/2011
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                100

Form 13F Information Value Total (thousands):     $110,094

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101    1566     16746   SH            Sole               16746
Abbott Labs              COM                    002824100    1038     21163   SH            Sole               21163
ADP                      COM                    053015103    1628     31726   SH            Sole               31726
Advent Software          COM                    007974108     201      7000   SH            Sole                7000
Amgen                    COM                    031162100     490      9170   SH            Sole                9170
Astec Industries         COM                    046224101     235      6290   SH            Sole                6290
AutoZone Inc.            COM                    053332102    1342      4906   SH            Sole                4906
Bank of New York         COM                    064058100    1371     45895   SH            Sole               45895
BLDRS  Index FDS TR      Developed Market
                         Index 100 ADR          09348r201    1395     62395   SH            Sole               62395
Charles Schwab Co.       COM                    808513105    1010     56035   SH            Sole               56035
ChevronTexaco            COM                    166764100    2022     18815   SH            Sole               18815
Cisco Systems            COM                    17275R102     836     48728   SH            Sole               48728
Clorox                   COM                    189054109    1226     17503   SH            Sole               17503
CME Group Inc.           COM                    12572Q105     914      3029   SH            Sole                3029
Coach                    COM                    189754104     292      5615   SH            Sole                5615
Coca Cola Co.            COM                    191216100    2211     33332   SH            Sole               33332
Colgate Palmolive        COM                    194162103    1258     15574   SH            Sole               15574
CoStar Group             COM                    22160N109     290      4628   SH            Sole                4628
Dell Inc.                COM                    24702R101     685     47212   SH            Sole               47212
Diageo PLC               Sponsored ADR          25243Q205    1363     17879   SH            Sole               17879
Disney (Walt)            COM                    254687106    1253     29083   SH            Sole               29083
DST Systems              COM                    233326107     291      5509   SH            Sole                5509
Eaton Vance              COM                    278265103     335     10403   SH            Sole               10403
eBay Inc.                COM                    278642103    1091     35144   SH            Sole               35144
Ecolab                   COM                    278865100    1208     23671   SH            Sole               23671
Emerson Elec.            COM                    291011104    1545     26450   SH            Sole               26450
Equifax                  COM                    294429105     373      9602   SH            Sole                9602
Exelon Corp.             COM                    30161N101     926     22448   SH            Sole               22448
Expeditors Int'l         COM                    302130109     378      7529   SH            Sole                7529
Exxon Mobil              COM                    30231G102    1796     21351   SH            Sole               21351
Factset Research         COM                    303075105     319      3044   SH            Sole                3044
Federated Investors      COM                    314211103    1036     38720   SH            Sole               38720
FICO                     COM                    303250104     242      7668   SH            Sole                7668
Forward Air              COM                    349853101     300      9790   SH            Sole                9790
Franklin Resources       COM                    354613101    1331     10640   SH            Sole               10640
GlaxoSmithKline PLC      Sponsored ADR          37733W105     240      6241   SH            Sole                6241
Home Depot               COM                    437076102    1059     28570   SH            Sole               28570
Integra Lifesciences     COM                    457985208     296      6245   SH            Sole                6245
Intel Corp.              COM                    458140100    1003     49699   SH            Sole               49699
INVESCO Ltd.             COM                    46127U104    1387     54283   SH            Sole               54283
iShares                  1-3 Year Treasury
                         Index                  464287457    1341     16009   SH            Sole               16009
iShares                  Barclays Int.
                         Gov't/Credit           464288612    7710     71594   SH            Sole               71594
iShares                  Global Timber Index    464288174    1034     20350   SH            Sole               20350
iShares                  Lehman Aggregate
                         Index                  464287226     222      2115   SH            Sole                2115
iShares                  MSCI EAFE Index        464287465    7040    117175   SH            Sole              117175
iShares                  MSCI Emerging Mkt      464287234     258      5310   SH            Sole                5310
iShares                  MSCI World x/U.S.      78463x848    6199    176555   SH            Sole              176555
iShares                  S&P US Preferred
                         Stock Index            464288687     214      5405   SH            Sole                5405
iShares                  S&P 500 Index          464287200    2954     22211   SH            Sole               22211
iShares                  Dow Jones Select
                         Dividend Index         464287168    1572     30154   SH            Sole               30154
iShares                  Wilshire 4500 Index    922908652     492      8323   SH            Sole                8323
Johnson & Johnson        COM                    478160104    1985     33487   SH            Sole               33487
Kellogg                  COM                    487836108     869     16104   SH            Sole               16104
Kraft Foods              COM                    50075N104    1113     35480   SH            Sole               35480
Laboratory Corp.         COM                    50540R409     850      9221   SH            Sole                9221
Legg Mason               COM                    524901105     622     17224   SH            Sole               17224
Lockheed Martin          COM                    539830109     945     11751   SH            Sole               11751
LoopNet                  COM                    543524300     207     14609   SH            Sole               14609
Marsh & McLennan         COM                    571748102     357     11976   SH            Sole               11976
Medtronic                COM                    585055106     717     18225   SH            Sole               18225
Merit Medical            COM                    589889104     244     12461   SH            Sole               12461
Mettler-Toledo           COM                    592688105     453      2631   SH            Sole                2631
Microchip Tech.          COM                    595017104    1022     26887   SH            Sole               26887
Microsoft                COM                    594918104    1193     46999   SH            Sole               46999
NIKE Inc.                COM                    654106103    1538     20316   SH            Sole               20316
Oracle Corp.             COM                    68389X105    2510     75089   SH            Sole               75089
Orbotech Ltd Ord         COM                    m75253100     156     12182   SH            Sole               12182
Paychex                  COM                    704326107    1106     35238   SH            Sole               35238
PepsiCo Inc.             COM                    713448108    1838     28540   SH            Sole               28540
Plum Creek Timber        COM                    729251108     713     16354   SH            Sole               16354
PNC Financial            COM                    693475105     583      9258   SH            Sole                9258
Potlatch                 COM                    737630103     802     19941   SH            Sole               19941
PPG Industries           COM                    693506107     874      9175   SH            Sole                9175
Procter & Gamble         COM                    742718109    1723     27969   SH            Sole               27969
ProShares                Ultra Short 20+ Year
                         Treasuries             74347R297    1783     47631   SH            Sole               47631
Ramtron Intl Corp        COM                    751907304      22     10000   SH            Sole               10000
Rayonier                 COM                    754907103     837     13441   SH            Sole               13441
Rofin Sinar              COM                    775043102     253      6409   SH            Sole                6409
SEI Investments          COM                    784117103     310     12989   SH            Sole               12989
Sherwin Williams         COM                    824348106    1120     13330   SH            Sole               13330
Simpson Manufacturing    COM                    829073105     256      8694   SH            Sole                8694
Sirona Dental            COM                    82966c103     268      5340   SH            Sole                5340
SPDR Index SHS FDS       DJ Wilshire REIT       78464A607    2998     46413   SH            Sole               46413
SPDR Index SHS FDS       Gold Trust             78463V107     915      6545   SH            Sole                6545
Stanley Black & Decker   COM                    854616109    1483     19365   SH            Sole               19365
Starbucks                COM                    855244109     781     21142   SH            Sole               21142
Sysco Foods              COM                    871829107     919     33167   SH            Sole               33167
T. Rowe Price            COM                    74144T108     417      6285   SH            Sole                6285
Tejon Ranch              COM                    879080109     305      8310   SH            Sole                8310
Texas Instruments        COM                    882508104     876     25342   SH            Sole               25342
Time Warner Inc.         COM                    887317105     595     16670   SH            Sole               16670
Unilever PLC             COM                    904767704    1150     37565   SH            Sole               37565
United Parcel Service    COM                    911312106    1410     18975   SH            Sole               18975
US Bancorp               COM                    902973106     236      8920   SH            Sole                8920
Vishay Precision         COM                    92835k103     304     19421   SH            Sole               19421
Wal-Mart Stores          COM                    931142103     941     18075   SH            Sole               18075
Waters                   COM                    941848103     475      5464   SH            Sole                5464
Wells Fargo              COM                    949746101     818     25800   SH            Sole               25800
Western Union            COM                    959802109    1057     50881   SH            Sole               50881
World Fuel Services      COM                                  327      8056   SH            Sole                8056